SEGMENT INFORMATION (Details)	12 Months Ended
	Jun. 30, 2018 AUD ($) segment	Jun. 30, 2017 AUD ($)	Jun. 30, 2016 AUD ($)
Operating Segments
Number of operating segments | segment	1
Profit (loss)	$ (5,463,872)	$ (8,403,826)	$ (8,458,965)
Assets	6,165,981	12,108,297
Liabilities	(1,454,103)	(1,529,253)
Business segments
Operating Segments
Sales	189,254	518,506	824,586
Other	441,476	344,112	792,585
Totals	630,730	862,618	1,617,171
Profit (loss)	(5,463,872)	(8,403,826)	(8,458,965)
Assets	6,165,981	12,108,297	13,289,686
Liabilities	(1,454,103)	(1,529,253)	(1,406,497)
Amortization\depreciation	(303,749)	(371,611)	(390,074)
Purchases of equipment	$ 2,385	$ 234,799	$ 395,054